Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2021
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2021
Document Effective Date	Jul. 01, 2021
Prospectus Date	May 01, 2021